Stock-based Compensation - Additional Information (Details)		1 Months Ended	12 Months Ended
	Feb. 16, 2016	Jan. 31, 2013	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exercisable, maximum period			10 years
Stock split conversion ratio	5	1
Financial statement impact			$ 12,238,000	$ 19,787,000	$ 13,011,000
Unamortized expense related to unvested stock-based awards			$ 13,800,000
Granted stock options to purchase (in shares) | shares			37,964,549
Weighted average grant fair value (in dollars per share) | $ / shares			$ 0.28
Unrecognized cost of unvested share-based compensation awards.			$ 0
Remaining weighted average vesting period			1 year 9 months 18 days
Software and website development costs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capitalized amount			$ 294,000	718,000	$ 623,000
Stock Option Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Financial statement impact			1,900,000	$ 2,200,000
Unamortized expense related to unvested stock-based awards			$ 1,300,000
Vesting period remaining			1 year 6 months
Performance-based stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance-based stock options granted (in shares) | shares			0	0	0
Restricted Stock Unit (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate fair value			$ 3,000
Restricted Stock Unit (RSUs) | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period of the options			3 years	3 years	3 years
Restricted Stock Unit (RSUs) | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period of the options			4 years	4 years	4 years
2015 Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options made available in pool, up to (in shares) | shares			62,489,358
Tranche three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percent			25.00%
Vesting period of the options			1 year
Vesting percent thereafter			2.08%
Tranche two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percent			50.00%
Vesting period of the options			2 years
Vesting percent thereafter			2.08%
Tranche one
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percent thereafter			2.78%